Junior Subordinated Debt Owed to Unconsolidated Trust - Narrative (Details) (Junior Subordinated Debt [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 8.0
Debt Instrument, Description of Variable Rate Basis	three-month LIBOR
Debt Instrument, Basis Spread on Variable Rate	1.70%